Note 17 - Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	$ 39,510	$ 34,748	$ 31,500
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%	26.50%
Income tax expense based on the above rates	$ 10,470	$ 9,207	$ 8,347
Permanent differences including amortization of intangible assets	(133)	(1,870)	(882)
Effect of differences between Canadian and foreign tax rates	(172)	595	213
Effect of rate changes on current year timing differences	(245)	(571)	495
Adjustments relating to previous periods	(973)	(152)	(431)
Increase (decrease) in tax reserves	(515)	1,954	492
Valuation allowance	(344)	(1,564)	(1,580)
Stock based compensation	231	(135)	351
Deferred tax charges		179	400
Other, including foreign exchange	(86)	226	257
Income tax expense	$ 8,233	$ 7,869	$ 7,662